Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended											6 Months Ended
	May 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 16, 2016	May 18, 2016
Ordinary shares, shares authorized					37,500,000							37,500,000
Ordinary shares, par value					$ 0.03			$ 0.015				$ 0.03
Outstanding loan converted								$ 102
Accrued interest								$ 11						$ 247
Number of ordinary shares converted								115,700
Number of shares purchased, shares						150,000
Stock option granted					40,000							356,250
Stock option exercise price					$ 1.17	$ 1.16						$ 0.98
Stock option vested												439,219
Stock-based compensation expense												$ 249	$ 5
Employees and Officers [Member]
Stock option granted	100,000								984,375
Stock option exercise price	$ 1.14								$ 0.9				$ 0.9
Stock option vesting description	The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021.								The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020.
Chief Executive Officer [Member]
Number of shares purchased, shares						68,750
Stock option granted									168,750
Stock option exercise price						$ 1.16			$ 0.90				$ 0.90
Vesting period						4 years
Former Chief Executive Officer [Member]
Stock option vested					126,563
Consultant [Member]
Stock option granted			37,500
Stock option exercise price			$ 1.26
Stock option vesting description			The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021.
Warrant to purchase of ordinary shares		361,702					106,383								510,638
Warrant exercise price		$ 0.47					$ 0.47								$ 0.47
Payment of warrant		$ 170					$ 50
Employees and Directors [Member]
Stock-based compensation expense												249
Unamortized compensation expenses												$ 561
Unamortized compensation expenses period												3 years 6 months
2015 Share Option Plan [Member]
Ordinary shares, shares authorized											1,500,000
Option expire term											10 years
August 2017 [Member]
Number of shares purchased, shares												4,604,500
Shares purchased price per share												$ 2.15
Number of shares purchased, value												$ 9,900
August and September 2017 [Member]
Warrant to purchase of ordinary shares												818,182
Warrant exercise price												$ 0.55
Payment of warrant												$ 450
Investor [Member]
Ordinary shares, shares authorized										8,510,638
Ordinary shares, par value														$ 0.03
Warrant outstanding										$ 4,000
Offering cost										169
Shares purchased price per share														$ 2.40
Warrant to purchase of ordinary shares				1,595,744		2,659,575		2,659,575							3,636,363
Warrant exercise price				$ 0.47		$ 0.47		$ 0.47							$ 0.55
Warrant exercise price value															$ 2,000
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares				531,915		2,127,660		531,915							4,255,319
Warrant exercise price				$ 0.47		$ 0.47		$ 0.47							$ 0.47
Warrant exercise price value															$ 2,000
Payment of warrant				$ 250		$ 1,000		$ 250
Investor [Member] | August and September 2017 [Member]
Warrant to purchase of ordinary shares												1,063,829
Warrant exercise price												$ 0.47
Investor [Member] | August and September 2017 [Member]
Payment of warrant												$ 500
NIS [Member]
Value of shares authorized										$ 675		$ 1,125